Gains and Losses on derecognition of Financial Assets at measured at Amortized Cost (Tables)	6 Months Ended
Jun. 30, 2020
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Table Text]

The table below presents the gains and (losses) arising from derecognition of these securities.

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Gains	174	0	235	0
Losses	(3)	0	(3)	0
Net gains (losses) from derecognition of securities measured at amortized cost	171	0	232	0